Property, Plant and Equipment	12 Months Ended
Mar. 31, 2014
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

NOTE 7: — PROPERTY, PLANT AND EQUIPMENT

a.	Composition of assets grouped by major classifications are as follows:

	March 31,
	2014	2013
Cost:
Land	$8,821	$8,905
Buildings	148,881	144,038
Leasehold improvements	2,114	1,757
Machinery and equipment	165,003	157,086
Computer equipment	28,329	33,621
Motor vehicles	247	220
Furniture, fixtures and office equipment	9,216	9,148
Advances for property and equipment	1,987	1,333

	364,598	356,108

Accumulated depreciation and impairment charges:
Buildings	$52,615	$47,987
Leasehold improvements	1,250	1,750
Machinery and equipment	124,484	121,044
Computer equipment	27,117	32,485
Motor vehicles	170	152
Furniture, fixtures and office equipment	7,546	7,425

	213,182	210,843

Depreciated cost	$151,416	$145,265

b.	Depreciation expenses were $12,950, $14,329, $3,731, and $15,154 for the year ended March 31, 2014 and 2013, the three months ended March 31, 2012, and the year ended December 31, 2011, respectively. For related impairment charges, see Note 2.n.

c.	Cost of property, plant and equipment includes capitalized interest expense, capitalized direct incremental costs (such as payroll and related expenses) and other internal costs incurred in order to bring the assets to their intended use in the amount of $16,832 as of March 31, 2014 and 2013. There were no additional capitalized interest and other costs as of March 31, 2014 and 2013, respectively.

d.	Cost of computer equipment includes capitalized development costs of computer software developed for internal use in the amount of $4,569 and $4,609 as of March 31, 2014 and 2013, respectively.

e.	As for pledges – see Note 14.